Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone Ridge International Master Variance Risk Premium Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stone Ridge International Master Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this prospectus.  An Underlying Fund’s portfolio turnover rate may be over 100% of the Underlying Fund’s total assets in the first year of operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the Fund's initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  The Fund is a special type of mutual fund that invests in a combination of Underlying Funds, specifically Class I Shares of the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “Developed Markets Variance Risk Premium Fund”) and Class I Shares of the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets Variance Risk Premium Fund”). The Underlying Funds were chosen based on the determination of the Adviser that they could provide long-term capital appreciation.

In managing the Underlying Funds, the Adviser focuses on one source of expected returns – the “variance risk premium” in equity options.  “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option – to be higher, on average, than the volatility actually experienced on the security underlying the option.  As an option seller, an Underlying Fund should benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the Underlying Funds’ investment portfolios based on prospects for the economy, the securities markets, or the individual issuers themselves.  Instead, the Underlying Funds seek to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return from the premiums it receives from writing options offering those premiums.  In constructing the Underlying Funds’ investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Underlying Funds the potential to capture the benefit of variance risk premiums.  The Adviser then sells options on what it considers to be a meaningful subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.

The Underlying Funds typically pursue their investment objectives by writing (selling) call and put options related to Developed Markets and Emerging Markets securities.  The Adviser considers Developed Markets and Emerging Markets securities to include the securities of Developed Markets issuers or Emerging Markets issuers, as the case may be, as well as American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”) and indices providing exposure to the securities of Developed Markets issuers or Emerging Markets issuers. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the Underlying Funds whose principal investment strategy is to write call and put options related to Developed Markets securities or Emerging Markets securities. Initially, the Adviser anticipates allocating approximately two-thirds (2/3) of the Fund’s assets to the Developed Markets Variance Risk Premium Fund and approximately one-third (1/3) of the Fund’s assets to the Emerging Markets Variance Risk Premium Fund. The Adviser monitors the Underlying Funds and periodically rebalances the Fund’s investments to bring them back within their target asset allocation ranges. The Adviser may change the Fund’s target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price.  Generally, each Underlying Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying equity security, ADR, ETF, or index when the option is sold).  Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money.  By selling call options, an Underlying Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium.  By selling put options, an Underlying Fund will sell protection to the option purchaser in exchange for an option premium. If an option sold by an Underlying Fund is exercised, the Underlying Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ADR, ETF, or index, depending on the terms of the option.

When an Underlying Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment of delivery obligations. The Underlying Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option.  In the U.S., an Underlying Fund typically will maintain the initial margin with its custodian in an escrow arrangement; outside the U.S., an Underlying Fund may maintain the margin directly with its broker or the option clearinghouse (and subject to the fraud and credit risk of the broker or clearinghouse).  In some markets, the amount of margin posted on behalf of an Underlying Fund can be as much as 30% of the notional amount of the option.

An Underlying Fund will invest in government obligations (including U.S. and non-U.S. government securities with remaining maturities of one year or less), as well as equities, ADRs, and ETFs, typically to meet asset coverage or margin requirements on the Underlying Fund’s option writing strategy. An Underlying Fund’s securities may be denominated in foreign currencies. An Underlying Fund may, but is not obligated to, hedge the Underlying Fund’s foreign currency exposure relative to the dollar.  Typically, the Underlying Fund will cover call options with equity securities and will cover put options with U.S. or foreign government obligations; however, the Underlying Fund may use any liquid assets as cover or margin.  An Underlying Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Underlying Fund does not have a short position (so-called “naked” call or put options).  At times the Underlying Fund may hold significant positions in equities, ADRs, ETFs, U.S. or foreign government obligations or cash and cash equivalents.  The Underlying Fund may at times write options on equities, ADRs, ETFs, and indices with a notional value greater than the value of the Underlying Fund’s assets.  In those cases, the Underlying Fund may be considered to have created investment leverage; leverage increases the volatility of the Underlying Fund and may result in losses greater than if the Underlying Fund had not been leveraged.  It is also possible that the Underlying Fund will create investment leverage by borrowing money.

The assets of each Underlying Fund may be invested in a wholly-owned and controlled subsidiary (a “Subsidiary”) formed under the laws of the Cayman Islands and advised by the Adviser.  Each Subsidiary is expected to write call and put options related to either Developed Markets or Emerging Markets securities.

The Underlying Funds also may enter into futures contracts for hedging purposes.  The use of derivatives gives rise to a form of leverage and the related risks.  The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”).  Accordingly, neither the Underlying Funds nor the Adviser (with respect to the each Underlying Fund) is subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Underlying Funds may lend their portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Underlying Funds’ investment strategy, but there is no assurance that the Underlying Funds will be managed in a tax-advantaged manner.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund isgenerally sold to (i) institutional investors (including registered investment advisers) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fundinvolves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of the Fund’s investments may change because of broad changes in the markets in which the Underlying Funds invest or because of the Fund’s asset allocation, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The following summarizes the main risks that the Fund is subject to based on its investments in the Underlying Funds.  The risks described below are risks to the Fund’s overall portfolio.  Before investing, be sure to read the additional descriptions of these risks under “Risks of Investing,” beginning on page 25 of this Prospectus.

·	Investing in the Underlying Funds. The investment objective of each Underlying Fund is to seek long term capital appreciation. The strategies of the Underlying Funds are described in this Prospectus.

The risks of each of the Underlying Funds are described below.  To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.  Generally, for example, a greater allocation to the Emerging Markets Variance Risk Premium Fund will have the effect of increasing the risks associated with emerging markets issuers.  The risks listed below for the Fund include both the risks associated with an investment in the Fund and the risks associated with indirect investment in the portfolio of each of the Underlying Funds.

There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time.

Allocation Risk.  The Fund’s ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and selecting the best allocation of assets to the Underlying Funds. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in light of actual market conditions.  There is the risk that the Underlying Funds will not achieve their investment objectives.

Derivatives Risk. The use of derivatives by an Underlying Fund can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in an Underlying Fund, which magnifies such Underlying Fund’s exposure to the underlying investment and magnifies potential losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by an Underlying Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing an Underlying Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of an Underlying Fund’s shares may decline and such Underlying Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment.

The Underlying Funds may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Underlying Funds may take a credit risk with regard to parties with which they trade and also may bear the risk of settlement default. The counterparty to an OTC derivatives contract or a borrower of an Underlying Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

The trading price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. An Underlying Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position by buying or selling the option.  Options writing can cause an Underlying Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

The Underlying Funds’ use of derivatives may be extensive.

Equity Investing Risk. The Underlying Funds’ shares are sensitive to stock market volatility and the equities in which the Underlying Funds invest or to which the Underlying Funds have exposure may be more volatile than the stock market as a whole. The prices of equities may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of equities to a greater extent than other types of equities. If the stock market declines the value of the Underlying Funds’ shares will also likely decline and, although the value of equities can rebound, there is no assurance that values will return to previous levels.

Foreign Securities Risk.  Investments in foreign (non-U.S.) issuers, exposes the Underlying Funds to risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes.  Investing in foreign securities may result in the Underlying Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers.

If an Underlying Fund invests in foreign issuers by purchasing ADRs or American Depositary Receipts (dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the-counter in the United States), the Underlying Fund is exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

Emerging Markets Risk.  Compared to foreign developed markets, investments by Underlying Funds in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies.

Foreign Margin Risk.  For certain non-U.S. options, an Underlying Fund (directly or through its Subsidiary) may post margin (i) with its U.S. broker, who is expected typically to re-hypothecate the margin to a non-U.S. broker or clearinghouse, or (ii) with its non-U.S. broker, who will maintain the margin or re-hypothecate it to a clearinghouse.  The margin maintained by these brokers or clearinghouses is not subject to the regulatory protections provided by bank custody arrangements.  If initial margin is not maintained with an Underlying Fund’s custodian, an Underlying Fund is exposed to the fraud and credit risk of these brokers and clearinghouses over time.

ETF Risk. Investing in an ETF exposes the Underlying Funds to all of the risks of that ETF’s investments and subjects them to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Underlying Funds may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and an Underlying Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact the Underlying Funds performance.   As a result of mathematical compounding and because most ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Currency Risk.  Foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar and adversely affect the value of the Underlying Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies. The Fund may (but is not required to) engage in hedging transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities and may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Suitable currency hedging transactions may not be available in all circumstances and the Adviser may decide not to use hedging transactions that are available.

Government Securities Risk. The Underlying Funds invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.  As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Foreign Government Obligations and Securities of Supranational Entities Risk. Investing in foreign government obligations and the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Underlying Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness of a foreign government or country to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. Some sovereign obligors in emerging market countries have been among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Borrowing Risk.  Each Underlying Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  An Underlying Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains.  Borrowing also will cost an Underlying Fund interest expense and other fees.  The cost of borrowing may reduce an Underlying Fund’s return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires each Underlying Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow each Underlying Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. An Underlying Fund will borrow only if the value of such Underlying Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time an Underlying Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, such Underlying Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. An Underlying Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk. Each Underlying Fund may borrow or enter into derivative transactions for investment purposes, which will cause such Underlying Fund to incur investment leverage.  Therefore the Underlying Funds are subject to leveraging risk.  Leverage magnifies an Underlying Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Underlying Fund would otherwise have.  The value of an investment in an Underlying Fund will be more volatile and other risks tend to be compounded if and to the extent such Underlying Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Securities Lending Risk. Each Underlying Fund may lend its securities. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of an Underlying Fund’s shares may fall and there may be a delay in recovering the loaned securities. The value of an Underlying Fund’s shares could also fall if a loan is called and such Underlying Fund is required to liquidate reinvested collateral at a loss or if the Underlying Fund’s investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Subsidiary Risk.  By investing in its Subsidiary, each Underlying Fund is indirectly exposed to the risks associated with its Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Funds and/or the Subsidiaries to operate as expected and could adversely affect the Underlying Funds and the Fund.

Affiliated Portfolio Risk. In managing the Fund, the Adviser will have authority to change the asset allocation amounts to the Underlying Funds. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds because the fees paid to it by some Underlying Funds may be higher than the fees paid by other Underlying Funds. As of the date of this Prospectus, the management fees of the Underlying Funds are identical.  However the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Non-Diversification Risk.  The Fund is classified as a "non-diversified" fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Tax Risk. In order for the Fund or an Underlying Fund to qualify for treatment as a regulated investment company for U.S. federal income tax purposes, the Fund or Underlying Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year.  The Fund and each Underlying Fund generally intend to meet these requirements. If, in any year, the Fund or an Underlying Fund were to fail to qualify as a regulated investment company, the Fund or Underlying Fund would be taxed as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s or Underlying Fund’s net assets and the amount of income available for distribution. Such a failure would have a material adverse effect on such Fund and its shareholders.  In addition, such a failure by an Underlying Fund could bear adversely on the Fund’s qualification as a regulated investment company.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.52%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Class M
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.52%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 557

[1]	"Other Expenses" are based on estimated amounts for the Fund's initial fiscal year.
[2]	Reflects the Fund's allocable share of the advisory fees and other expenses of the Underlying Funds (as defined below) and exchange-traded funds in which the Fund invests.